1933 Act File No. 333-168511

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1	☒

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

(800) 201-6984

(Area Code and Telephone Number)

90 Hudson Street

Jersey City, New Jersey 07302-3973

(Address of Principal Executive offices

Number, Street, City,

State, Zip Code)

Thomas R. Phillips, Vice President and Assistant Secretary

90 Hudson Street

Jersey City, New Jersey 07302-3973

(Address of Principal Executive Offices

Number, Street, City,

State, Zip Code)

Approximate Date of Proposed Public Offering: AS SOON AS

PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE

UNDER THE SECURITIES ACT OF 1933, as amended.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933: NO FILING FEE IS

REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED

PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, as amended. A RULE

24F-2 NOTICE FOR THE REGISTRANT’S FISCAL YEAR ENDED SEPTEMBER 30, 2009 WAS FILED WITH

THE COMMISSION ON DECEMBER 18, 2009.

TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF CAPITAL STOCK

WITH PAR VALUE $.001

This amendment to the Registration Statement on Form N-14 (File No. 333-168511) is being filed solely for the purpose of filing the tax opinions (Exhibit 12), in connection with the reorganization of each of the Connecticut Tax

Free Fund, the Georgia Tax Free Trust, the Hawaii Tax Free Fund, the Missouri Tax Free Fund, and the

Pennsylvania Tax Free Trust with and into the Lord Abbett National Tax-Free Income Fund, a series of Lord Abbett

Municipal Income Fund, Inc. The combined Prospectus and Proxy Statement and Statement of Additional

Information in the form filed on Form N-14 on September 1, 2010 are incorporated herein by reference. No information contained in Parts A and B of the Registration Statement is being amended, deleted or suspended. It is proposed that this filing become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of the directors and officers.

The general effect of these statutes is to protect officers, directors and employees of Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-Laws of Registrant, without limiting the authority of Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland Law and by the provisions of Section 17(h) of the Investment Company Act of 1940, as amended (the “1940 Act”), as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

In referring in its By-Laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland Law and Section 17(h) of the 1940 Act, Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-Laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), Registrant understands that it would be required under its By-Laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“indemnitee”) was not liable to Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”) or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither “interested persons” (as defined in the Investment Company Act) of Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, Registrant will make advances of attorneys’ fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, Registrant maintains a directors’ and officers errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 16.	Exhibits

(1)	Articles of Incorporation.

(a)	Articles of Restatement. Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on December 2, 1998.

(b)	Articles of Amendment dated February 2, 1999. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(c)	Articles Supplementary dated February 2, 1999. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(d)	Articles of Amendment effective January 28, 2005. Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on January 28, 2005.

(e)	Articles of Supplementary dated April 23, 2007. Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on April 27, 2007.

(f)	Articles Supplementary to Articles of Incorporation dated July 31, 2007. Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on September 14, 2007.

(g)	Articles of Amendment dated August 30, 2007. Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on September 14, 2007.

(h)	Articles Supplementary to Articles of Incorporation dated January 18, 2008. Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A filed on January 28, 2008.

(i)	Articles Supplementary to Articles of Incorporation dated July 21, 2010. Incorporated by reference to Post- Effective Amendment No. 48 to the Registration Statement on Form N-1A filed on July 26, 2010.

(2)	By-Laws as amended on January 28, 2005 are incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on form N-1A filed on January 28, 2005.

(3)	Voting Trust Agreement. Not applicable.

(4)	Form of Reorganization Agreement. Filed as Exhibit A to Combined Prospectus/Proxy Statement.

(5)	Instrument Defining Rights of Security Holders. Not applicable.

(6)	Investment Advisory Contracts.

(a)	Management Agreement. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(b)	Addendum to Management Agreement dated October 1, 2004. Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed on January 30, 2006.

(c)	Addendum to Management Agreement dated October 26, 2010 (Lord Abbett AMT Free Municipal Bond Fund). Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on October 26, 2010.

(d)	Management Fee Waiver and Expense Reimbursement Agreement dated October 26, 2010 (AMT Free Municipal Bond Fund). Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on October 26, 2010.

(e)	Addendum to Management Agreement dated as of November 19, 2010 (Lord Abbett High Yield Municipal Bond Fund, Lord Abbett Intermediate Tax Free Fund, and Lord Abbett Short Duration Tax Free Fund). Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on November 26, 2010.

(f)	Management Fee Waiver and Expense Limitation Agreement effective February 1, 2011 (Intermediate Tax Free Fund and Short Duration Tax Free Fund). Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A filed on January 28, 2011.

(7)	Distribution Agreement. Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 28, 2002.

(8)	Bonus or Profit Sharing Contracts. Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on January 31, 2001.

(9)	Custodian Agreement.

(a)	Custodian Agreement and updated Exhibit A is incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2009.

(b)	Letter Amendment to the Custodian Agreement dated November 1, 2001 (amended October 26, 2010), including updated Exhibit A dated October 26, 2010. Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on November 26, 2010.

(c)	Form of Letter Amendment to the Custodian Agreement dated as of November 19, 2010, including updated Exhibit A dated as of November 19, 2010. Incorporated by reference to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on November 19, 2010.

(10)	Rule 18F-3 Plan and 12b-1 Plan.

(a)	Rule 18F-3 Plan. Amended and Restated Rule 18f-3 Plan as of July 1, 2008 pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 with updated Schedule A dated as of November 19, 2010. Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on November 26, 2010.

(b)	Rule 12b-1 Plan. Amended and Restated Joint Rule 12b-1 Distribution Plan and Agreement for Lord Abbett Family of Funds dated August 10, 2007 with updated Schedule A and B dated as of November 19, 2010. Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on November 26, 2010.

(11)	Share Opinion of Wilmer Cutler Pickering Hale and Dorr LLP. Incorporated by reference to the initial Registration Statement on Form N-14 filed on August 3, 2010.

(12)	Tax Opinions of Wilmer Cutler Pickering Hale and Dorr LLP. Filed herewith.

(13)	Not applicable.

(14)	Not applicable.

(15)	Not applicable.

(16)	Power of Attorney. Filed herewith.

(17)	Additional Exhibits.

(a)	Proxy card. (Filed as Attachment to Combined Prospectus/Proxy Statement).

(b)	The Prospectus of the Registrant and Lord Abbett Municipal Income Trust dated February 1, 2010 is incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on January 28, 2010.

(c)	The Statement of Additional Information of the Registrant and Lord Abbett Municipal Income Trust dated February 1, 2010 is incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on January 28, 2010.

(d)	The 2010 Semi-Annual Report of the Registrant and the Lord Abbett Municipal Income Trust for the period ended March 31, 2010 is incorporated by reference to the Report on Form N-CSRS filed on June 2, 2010.

(e)	The 2009 Annual Report of the Registrant and the Lord Abbett Municipal Income Trust for the period ended September 30, 2009 is incorporated by reference to the Report on Form N-CSR filed on December 10, 2009.

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that before any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant in Jersey City, New Jersey, on the 2nd day of August, 2011.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

/s/ Thomas R. Phillips
By:	Thomas R. Phillips Vice President and Assistant Secretary

/s/ Joan A. Binstock
By:	Joan A. Binstock Vice President and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert S. Dow* Robert S. Dow	Chairman and Director	August 2, 2011

/s/ Daria L. Foster* Daria L. Foster	President and Director	August 2, 2011

/s/ E. Thayer Bigelow* E. Thayer Bigelow	Director	August 2, 2011

/s/ Robert B. Calhoun, Jr.* Robert B. Calhoun, Jr.	Director	August 2, 2011

/s/ Evelyn E. Guernsey* Robert B. Calhoun, Jr.	Director	August 2, 2011

/s/ Julie A. Hill* Julie A. Hill	Director	August 2, 2011

/s/ Franklin W. Hobbs* Franklin W. Hobbs	Director	August 2, 2011

/s/ Thomas J. Neff* Thomas J. Neff	Director	August 2, 2011

/s/ James L.L. Tullis* James L.L. Tullis	Director	August 2, 2011

/s/ Thomas R. Phillips By: Thomas R. Phillips Attorney-in-Fact *